Consolidated Balance Sheets - USD ($) shares in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 130,719,000	$ 94,527,000
Deposits Assets, Current	80,000,000	150,000,000
Accounts Receivable, after Allowance for Credit Loss, Current	169,119,000	160,478,000
Inventories	142,907,000	145,238,000
Prepaid expenses	10,577,000	5,500,000
Other current assets	26,223,000	26,241,000
Total current assets	559,545,000	581,984,000
Non-current assets
Property, plant and equipment, net	189,424,000	192,566,000
Goodwill	100,223,000	101,599,000
Other intangible assets, net	80,293,000	95,842,000
Operating lease right-of-use assets	24,995,000	25,417,000
Long-term investments	78,368,000	63,104,000
Other non-current assets	15,137,000	13,252,000
Total non-current assets	488,440,000	491,780,000
Total assets	1,047,985,000	1,073,764,000
Current liabilities
Accounts payable	48,992,000	43,021,000
Accrued expenses and other current liabilities	24,407,000	34,284,000
Employee related charges	35,546,000	31,304,000
Deferred revenues - short-term	48,212,000	47,835,000
Operating lease liabilities - short term	6,489,000	6,597,000
Total current liabilities	163,646,000	163,041,000
Non-current liabilities
Deferred revenues - long-term	16,899,000	19,062,000
Deferred income taxes	286,000	312,000
Operating lease liabilities - long term	19,832,000	19,903,000
Contingent consideration	5,490,000	5,353,000
Other non-current liabilities	29,332,000	23,193,000
Total non-current liabilities	71,839,000	67,823,000
Total liabilities	235,485,000	230,864,000
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 67,086 shares and 65,677 shares issued and outstanding at December 31, 2022 and 2021, respectively	248,000	242,000
Treasury Stock, Value, Acquired, Cost Method	1,995,000	1,995,000
Additional paid-in capital	3,295,815,000	3,275,344,000
Accumulated other comprehensive loss	(6,174,000)	(6,197,000)
Accumulated deficit	(2,475,394,000)	(2,424,494,000)
Total equity	812,500,000	842,900,000
Total liabilities and equity	$ 1,047,985,000	$ 1,073,764,000
Shares, Outstanding	88,091	86,110
Shares, Issued		86,376
Treasury Stock, Common, Value	$ (1,995,000)	$ (1,995,000)